Net Fair Value Gains through Profit or Loss	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Net Fair Value Gains through Profit or Loss
24	NET FAIR VALUE GAINS THROUGH PROFIT OR LOSS

	For the year ended 31 December
	2021	2020	2019
	RMB million	RMB million	RMB million
Debt securities	1,069	(583)	778
Equity securities	3,470	22,997	18,279
Stock appreciation rights	202	255	(258)
Financial liabilities at fair value through profit or loss	202	(648)	(380)
Derivative financial instruments	—	(121)	832

Total	4,943	21,900	19,251